Exhibit 99
Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	August 2014
Payment Date	9/15/2014
Transaction Month	26
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,639,734,292.80	75,170	56.17 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$366,700,000.00	0.27214%	August 15, 2013
Class A-2 Notes	$497,600,000.00	0.470%	April 15, 2015
Class A-3 Notes	$502,000,000.00	0.580%	December 15, 2016
Class A-4 Notes	$133,250,000.00	0.790%	November 15, 2017
Class B Notes	$47,350,000.00	1.270%	December 15, 2017
Class C Notes	$31,570,000.00	1.690%	April 15, 2018
Class D Notes	$31,570,000.00	2.430%	January 15, 2019
Total	$1,610,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,960,277.44

Principal:
Principal Collections	$16,756,984.70
Prepayments in Full	$10,710,511.97
Liquidation Proceeds	$540,283.56
Recoveries	$35,742.48
Sub Total	$28,043,522.71
Collections	$30,003,800.15

Purchase Amounts:
Purchase Amounts Related to Principal	$399,654.77
Purchase Amounts Related to Interest	$1,835.99
Sub Total	$401,490.76

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$30,405,290.91

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	August 2014
Payment Date	9/15/2014
Transaction Month	26
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$30,405,290.91
Servicing Fee	$463,624.70	$463,624.70	$0.00	$0.00	$29,941,666.21
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$29,941,666.21
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$29,941,666.21
Interest - Class A-3 Notes	$141,514.34	$141,514.34	$0.00	$0.00	$29,800,151.87
Interest - Class A-4 Notes	$87,722.92	$87,722.92	$0.00	$0.00	$29,712,428.95
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,712,428.95
Interest - Class B Notes	$50,112.08	$50,112.08	$0.00	$0.00	$29,662,316.87
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,662,316.87
Interest - Class C Notes	$44,461.08	$44,461.08	$0.00	$0.00	$29,617,855.79
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,617,855.79
Interest - Class D Notes	$63,929.25	$63,929.25	$0.00	$0.00	$29,553,926.54
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$29,553,926.54
Regular Principal Payment	$27,390,399.10	$27,390,399.10	$0.00	$0.00	$2,163,527.44
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,163,527.44
Residuel Released to Depositor	$0.00	$2,163,527.44	$0.00	$0.00	$0.00
Total		$30,405,290.91

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$27,390,399.10
Total					$27,390,399.10
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$27,390,399.10	$54.56	$141,514.34	$0.28	$27,531,913.44	$54.84
Class A-4 Notes	$0.00	$0.00	$87,722.92	$0.66	$87,722.92	$0.66
Class B Notes	$0.00	$0.00	$50,112.08	$1.06	$50,112.08	$1.06
Class C Notes	$0.00	$0.00	$44,461.08	$1.41	$44,461.08	$1.41
Class D Notes	$0.00	$0.00	$63,929.25	$2.03	$63,929.25	$2.03
Total	$27,390,399.10	$17.01	$387,739.67	$0.24	$27,778,138.77	$17.25

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	August 2014
Payment Date	9/15/2014
Transaction Month	26

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$292,788,296.46	0.5832436	$265,397,897.36	0.5286811
Class A-4 Notes	$133,250,000.00	1.0000000	$133,250,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$536,528,296.46	0.3332391	$509,137,897.36	0.3162269

Pool Information
Weighted Average APR	4.380%	4.380%
Weighted Average Remaining Term	35.22	34.38
Number of Receivables Outstanding	38,998	37,997
Pool Balance	$556,349,639.08	$527,659,354.87
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$536,674,869.59	$509,137,897.36
Pool Factor	0.3392926	0.3217956

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,198,671.46
Targeted Credit Enhancement Amount	$8,198,671.46
Yield Supplement Overcollateralization Amount	$18,521,457.51
Targeted Overcollateralization Amount	$18,521,457.51
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$18,521,457.51

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,198,671.46
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,198,671.46
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,198,671.46

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	August 2014
Payment Date	9/15/2014
Transaction Month	26

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		96	$282,849.21
(Recoveries)		140	$35,742.48
Net Losses for Current Collection Period			$247,106.73
Cumulative Net Losses Last Collection Period			$8,125,616.48
Cumulative Net Losses for all Collection Periods			$8,372,723.21

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.53%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.19%	671	$11,555,982.45
61-90 Days Delinquent	0.23%	71	$1,235,513.75
91-120 Days Delinquent	0.07%	18	$378,241.20
Over 120 Days Delinquent	0.19%	52	$1,003,797.00
Total Delinquent Receivables	2.69%	812	$14,173,534.40

Repossession Inventory:
Repossessed in the Current Collection Period		29	$569,956.69
Total Repossessed Inventory		44	$891,580.72

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.7432%
Preceding Collection Period			0.4880%
Current Collection Period			0.5471%
Three Month Average			0.5927%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3449%
Preceding Collection Period			0.3769%
Current Collection Period			0.3711%
Three Month Average			0.3643%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer